Schedule of Future Minimum Rental Payments for Operating Leases (Details) (USD $)	12 Months Ended
Dec. 31, 2013
Commitments And Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 1	$ 306,578
Commitments And Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 2	259,752
Commitments And Contingencies Schedule Of Future Minimum Rental Payments For Operating Leases 3	$ 566,330